Employee future benefits (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of net defined benefit liability asset

The change in the Company’s employee future benefit obligations is summarized as follows:

	Six months ended June 30, 2025			Year ended December 31, 2024
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	22,316	87	22,403	22,136
Current service cost	39	(40)	(1)	59
Interest cost	402	2	404	471
Actuarial loss (gain) from changes in financial assumptions	(1,239)	(1)	(1,240)	1,186
Benefits paid	(394)	(1)	(395)	(496)
Impact of foreign exchange rate changes	2,251	9	2,260	(953)
Balances – End of the period	23,375	56	23,431	22,403

Change in plan assets
Balances – Beginning of the period	10,669	-	10,669	10,972
Interest income from plan assets	193	-	193	236
Employer contributions	17	-	17	23
Employee contributions	5	-	5	7
Benefits paid	(143)	-	(143)	(149)
Remeasurement of plan assets	-	-	-	28
Unrecognized Asset due to Asset Ceiling	(317)	-	(317)	-
Impact of foreign exchange rate changes	1,201	-	1,201	(448)
Balances – End of the period	11,625	-	11,625	10,669

Net liability of the unfunded plans	11,750	56	11,806	11,165
Net liability of the funded plans	-	-	-	569
Net amount recognized as Employee future benefits	11,750	56	11,806	11,734

Amounts recognized:
In net loss	243	(39)	204	288
Actuarial gain (loss) on defined benefit plans in other comprehensive loss	1,239	-	1,239	(1,157)